Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2023	June 30, 2023
	US$	US$
Accrued salaries and bonus	52,105	43,526
Other accrued expenses and other payables	740,724	598,865
Other tax payables	421,026	67,686
	1,213,855	710,077

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2023	June 30, 2022
	US$	US$
Accrued salaries and bonus	43,526	46,051
Other accrued expenses and other payables	598,865	621,874
Other tax payables	67,686	—
	710,077	667,925

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Accrued salaries and bonus	46,051	42,639
Other accrued expenses and other payables	621,874	728,287
Other tax payables	—	114,657
	667,925	885,583